Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Parenthetical) (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Financing Receivable, Individually Evaluated for Impairment	$ 176,087	$ 210,672